Summary of Significant Accounting Policies (Details) - Schedule of Separate Component of Shareholders’ Equity on the Consolidated Financial Statement	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Separate Component of Shareholders’ Equity on the Consolidated Financial Statement [Abstract]
Year-end spot rate	0.9056	0.8899	0.8168
Average rate	0.8999	0.8578	0.8327